CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2013
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3 - CASH AND CASH EQUIVALENTS
Cash and cash equivalents consist of the following:

	June 30, 2013	December 31, 2012
Cash on hand and at banks	$14,261	$18,180
Short term deposits and highly liquid funds	48,088	13,952
Total cash and cash equivalents	$62,349	$32,132

Short term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of June 30, 2013, Navios Partners held time deposits of $47,290 and money market funds of $798 with duration of less than three months. As of December 31, 2012, Navios Partners held time deposits of $13,129 and money market funds of $823 with duration of less than three months.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Partners also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.
Restricted cash as of June 30, 2013 and December 31, 2012 included an amount held as security in the form of a letter of guarantee related to an owned vessel in the amount of $830 and $829, respectively. In addition, at each of June 30, 2013 and December 31, 2012, restricted cash included $0 and $28,700, respectively, which related to amounts held in retention accounts as required by certain of Navios Partners' credit facilities. As of June 30, 2013 and December 31, 2012 the short-term restricted cash held in retention accounts was $830 and $29,529, respectively. Long-term restricted cash as of June 30, 2013 was $98,179 (see note 7).